Advance from Customers and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	$ 1,014	$ 16,026
Advance Payment Of Government Compensation For Expropriation		14,800
Nam Tai Longxi
Advance from Customers and Contract Liabilities [Line Items]
Value Added Tax Receivable	56	500
Nam Tai Inno Park
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	900	500
Nam Tai Technology Center and Nam Tai Inno Valley
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	$ 34
Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers		$ 200